THE ADVISORS’ INNER CIRCLE FUND III		CHIRON CAPITAL ALLOCATION FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET
ASSETS OF $566,362,016)
COMMON STOCK — 81.6%
	Shares	Fair Value
AUSTRALIA — 0.5%
Atlassian, Cl A*	14,958	$2,642,331

AUSTRIA — 0.5%
Raiffeisen Bank International	150,536	2,580,070

BRAZIL — 0.4%
Vale ADR, Cl B	175,233	2,039,712

CANADA — 1.5%
Barrick Gold	300,740	8,694,393

CHINA — 14.7%
Alibaba Group Holding*	470,200	14,924,480
China Railway Construction, Cl A	8,649,473	10,893,168
CRRC, Cl A	10,230,503	8,560,232
GDS Holdings ADR*	7,893	633,729
Momo ADR	353,456	6,528,332
Sany Heavy Industry, Cl A	1,784,745	5,398,090
Tencent Holdings	216,100	14,889,411
Tencent Music Entertainment Group ADR*	373,673	6,031,082
Yum China Holdings	121,518	6,226,582
Zoomlion Heavy Industry Science and Technology, Cl A	7,837,527	9,275,446

		83,360,552

FRANCE — 2.9%
Schneider Electric	102,854	11,902,485
Total S.A.	118,916	4,384,426

		16,286,911

GERMANY — 3.4%
HeidelbergCement	85,302	4,742,740
Siemens	115,990	14,799,850

		19,542,590

INDIA — 1.0%
HDFC Bank ADR*	119,869	5,603,876

IRELAND — 2.2%
Flutter Entertainment	41,019	6,158,702
Jazz Pharmaceuticals*	7,559	818,262
Ryanair Holdings*	454,957	5,645,898

		12,622,862

JAPAN — 1.0%
Nintendo	12,500	5,483,917

MEXICO — 0.8%
Cemex ADR	543,010	1,661,611
Grupo Mexico	1,067,300	2,703,379

		4,364,990

NETHERLANDS — 0.1%
ASML Holding, Cl G	1,572	556,048

RUSSIA — 0.5%
Sberbank of Russia PJSC ADR*	253,944	3,025,743

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
SOUTH KOREA — 2.1%
NCSoft	17,779	$12,102,375

SWITZERLAND — 0.1%
CRISPR Therapeutics*	9,376	801,273

TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing ADR	104,681	8,258,284

UNITED KINGDOM — 0.1%
GVC Holdings	64,167	558,230

UNITED STATES — 48.3%
Activision Blizzard	172,718	14,271,688
Amazon.com*	709	2,243,758
Ameriprise Financial	29,286	4,499,208
Amgen	22,299	5,455,896
Apple	32,489	13,809,125
Booking Holdings*	3,588	5,963,722
Caterpillar	10,638	1,413,577
Centene*	88,616	5,782,194
Crowdstrike Holdings, Cl A*	37,717	4,269,564
CVS Health	90,233	5,679,265
DraftKings, Cl A*	260,107	8,681,071
Euronet Worldwide*	79,737	7,665,915
Facebook, Cl A*	58,504	14,840,710
Fortinet*	73,062	10,104,475
Freeport-McMoRan	550,119	7,107,538
Knight-Swift Transportation Holdings, Cl A	187,801	8,167,466
Lam Research	25,017	9,435,412
Mastercard, Cl A	25,401	7,836,971
Mettler-Toledo International*	7,640	7,143,400
Microsoft	48,620	9,967,586
Monster Beverage*	123,800	9,715,824
Newmont	128,762	8,910,330
Nexstar Media Group, Cl A	17,235	1,510,648
NVIDIA	17,151	7,282,143
Okta, Cl A*	16,124	3,563,081
PayPal Holdings*	2,919	572,328
Penn National Gaming*	457,369	15,481,941
Pinterest, Cl A*	208,916	7,163,730
Regeneron Pharmaceuticals*	1,348	852,031
ServiceNow*	25,494	11,196,965
Slack Technologies, Cl A*	106,531	3,147,991
Southwest Airlines	415,062	12,821,265
Take-Two Interactive Software*	47,578	7,803,743
T-Mobile US*	81,071	8,705,404
Tyson Foods, Cl A	174,678	10,733,963
Valero Energy	26,371	1,482,841
Vertex Pharmaceuticals*	11,589	3,152,208
Wyndham Destinations	196,598	5,229,507

		273,664,484

TOTAL COMMON STOCK
(Cost $389,365,815)		$462,188,641

CORPORATE OBLIGATIONS — 8.7%
	Face Amount	Fair Value
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide 4.750%, 01/23/29	$700,000	$861,501

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Fair Value

CANADA — 0.6%
Brookfield Finance 4.350%, 04/15/30	$700,000	$820,931
Canadian Natural Resources 3.850%, 06/01/27	700,000	757,943
Husky Energy 4.400%, 04/15/29	700,000	735,900
TransCanada PipeLines 4.100%, 04/15/30	700,000	826,738

		3,141,512

CHINA — 0.1%
Tencent Holdings MTN 2.390%, 06/03/30	600,000	623,569

IRELAND — 0.1%
AerCap Ireland Capital DAC 3.650%, 07/21/27	700,000	636,418

UNITED KINGDOM — 0.3%
BAT Capital 4.906%, 04/02/30	700,000	844,439
HSBC Holdings 3.973%, 05/22/30	700,000	791,715

		1,636,154

UNITED STATES — 7.5%
AbbVie 3.200%, 11/21/29	610,000	685,646
Adobe 2.300%, 02/01/30	610,000	669,718
Air Lease MTN 3.750%, 06/01/26	700,000	712,034
Ally Financial 8.000%, 11/01/31	700,000	968,148
American International Group 3.400%, 06/30/30	700,000	784,542
Applied Materials 4.350%, 04/01/47	510,000	730,620
AT&T 2.750%, 06/01/31	690,000	738,730
Bank of America 2.592%, 04/29/31	630,000	675,800
Biogen 2.250%, 05/01/30	650,000	678,565
Boeing 5.150%, 05/01/30	700,000	763,734
Boyd Gaming 4.750%, 12/01/27	690,000	663,262
Broadcom 4.150%, 11/15/30	630,000	707,623
Carnival 11.500%, 04/01/23	690,000	750,375
Cisco Systems 2.200%, 02/28/21	640,000	644,936
Citigroup 2.572%, 06/03/31	700,000	744,222

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Fair Value
UNITED STATES — (continued)
ConocoPhillips 4.950%, 03/15/26	$540,000	$655,486
Cummins 3.650%, 10/01/23	600,000	654,873
CVS Health 4.300%, 03/25/28	570,000	677,160
Dell International 6.020%, 06/15/26	700,000	820,802
Delta Air Lines 3.750%, 10/28/29	760,000	619,678
Diamondback Energy 3.500%, 12/01/29	700,000	701,005
Discover Bank 3.450%, 07/27/26	700,000	766,247
Discovery Communications 3.625%, 05/15/30	700,000	776,704
Electronic Arts 3.700%, 03/01/21	630,000	640,974
Energy Transfer Operating 3.750%, 05/15/30	700,000	692,289
Exelon 4.050%, 04/15/30	700,000	839,769
Expedia Group 3.250%, 02/15/30	700,000	661,111
FedEx 4.250%, 05/15/30	700,000	839,981
Fluor 3.500%, 12/15/24	830,000	682,924
Ford Motor 9.000%, 04/22/25	1,360,000	1,602,250
GE Capital Funding 4.400%, 05/15/30	700,000	737,838
General Motors 6.125%, 10/01/25	700,000	818,208
Halliburton 2.920%, 03/01/30	700,000	703,628
Healthpeak Properties 3.000%, 01/15/30	700,000	754,692
Hess 4.300%, 04/01/27	700,000	735,674
Hewlett Packard Enterprise 4.900%, 10/15/25	700,000	809,209
Kinder Morgan 4.300%, 03/01/28	700,000	816,466
Las Vegas Sands 3.900%, 08/08/29	700,000	700,686
3.200%, 08/08/24	700,000	702,575
LYB International Finance III 3.375%, 05/01/30	700,000	771,637
Marathon Oil 4.400%, 07/15/27	700,000	708,825
Marathon Petroleum 4.750%, 12/15/23	350,000	386,400
4.700%, 05/01/25	700,000	795,346
Molson Coors Beverage 3.000%, 07/15/26	700,000	739,357
MPLX 4.800%, 02/15/29	700,000	807,804

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Fair Value
UNITED STATES — (continued)
Nordstrom 4.375%, 04/01/30	$800,000	$623,030
ONEOK 3.100%, 03/15/30	700,000	658,819
Penn National Gaming 5.625%, 01/15/27	1,340,000	1,326,064
Philip Morris International 2.100%, 05/01/30	650,000	688,436
Plains All American Pipeline 3.550%, 12/15/29	750,000	740,859
Scientific Games International 8.250%, 03/15/26	1,640,000	1,642,608
Simon Property Group 2.450%, 09/13/29	700,000	710,424
Southwest Airlines 2.625%, 02/10/30	350,000	319,792
Starbucks 2.550%, 11/15/30	700,000	750,708
Synchrony Financial 4.500%, 07/23/25	700,000	757,207
Wynn Resorts Finance 7.750%, 04/15/25	700,000	735,280

		42,490,780

TOTAL CORPORATE OBLIGATIONS
(Cost $47,272,629)		$49,389,934

CONVERTIBLE BONDS — 1.4%
	Face Amount	Fair Value
UNITED STATES — 1.4%
Okta 0.375%, 06/15/26	$648,000	$758,692
Palo Alto Networks 0.375%, 06/01/25	1,110,000	1,201,098
Penn National Gaming 2.750%, 05/15/26	1,441,000	2,378,551
Snap 0.250%, 05/01/25	2,007,000	2,522,159
Zscaler 0.125%, 07/01/25	1,020,000	1,157,312

TOTAL CONVERTIBLE BONDS
(Cost $7,144,355)		$8,017,812

PREFERRED STOCK — 0.3%
	Shares	Fair Value
UNITED STATES — 0.3%
Athene Holding, 6.350%	14,195	$369,921
Citigroup, 6.875%	14,200	397,600
Morgan Stanley, 4.875%	16,925	444,620
Wells Fargo, 4.750%	14,300	348,920

		1,561,061

TOTAL PREFERRED STOCK
(Cost $1,113,023)		$1,561,061

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JULY 31, 2020 (Unaudited)

PREFERRED STOCK — continued
	Shares	Fair Value
UNITED STATES — (continued)
TOTAL INVESTMENTS — 92.0%
(Cost $444,895,822)		$521,157,448

PURCHASED OPTIONS(1) — 0.2%
	Contracts	Fair Value
Purchased Options

Total Purchased Options (Cost $2,576,070)	209,000,000	$912,431

WRITTEN OPTION(1) — 0.1%

	Contracts	Fair Value
Written Option

Total Written Option (Premiums Received $1,234,800)	(140,000,000)	$(303,420)

* Non-income producing security.
^ Represents amortized cost.
(1) Refer to table below for details on Options Contracts.

PURCHASED OPTIONS — 0.2%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Options

UNITED STATES — 0.2%
USD Call CNH Put*	140,000,000	$ 2,194,500	$ 7.20	11/21/20	$702,420
USD Call HKD Put*	69,000,000	381,570	7.80	02/20/21	210,011

					912,431

Total Purchased Options					$912,431

WRITTEN OPTION — 0.1%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Option

UNITED STATES — 0.1%
USD Call CNH Put*	(140,000,000)	$(1,234,800)	$7.40	11/21/20	$(303,420)

Total Written Option					$(303,420)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JULY 31, 2020 (Unaudited)

Open futures contracts held by the Fund at July 31, 2020, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation

U.S. 5-Year Treasury Note	62	Oct-2020	$7,775,334	$7,819,750	$44,416

U.S. Long Treasury Bond	203	Sep-2020	36,838,064	37,003,094	165,030

			$44,613,398	$44,822,844	$209,446

ADR — American Depository Receipt

Cl — Class

CNH — Chinese Yuan Onshore

DAC — Designated Activity Company

HKD — Hong Kong Dollar

MTN — Medium Term Note

PLC — Public Limited Company

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$ 2,642,331	$ —	$ —	$ 2,642,331
Austria	2,580,070	—	—	2,580,070
Brazil	2,039,712	—	—	2,039,712
Canada	8,694,393	—	—	8,694,393
China	83,360,552	—	—	83,360,552
France	16,286,911	—	—	16,286,911
Germany	19,542,590	—	—	19,542,590
India	5,603,876	—	—	5,603,876
Ireland	12,622,862	—	—	12,622,862
Japan	5,483,917	—	—	5,483,917
Mexico	4,364,990	—	—	4,364,990
Netherlands	556,048	—	—	556,048
Russia	3,025,743	—	—	3,025,743
South Korea	12,102,375	—	—	12,102,375
Switzerland	801,273	—	—	801,273
Taiwan	8,258,284	—	—	8,258,284
United Kingdom	558,230	—	—	558,230
United States	273,664,484	—	—	273,664,484

Total Common Stock	462,188,641	—	—	462,188,641

Corporate Obligations	—	49,389,934	—	49,389,934

Convertible Bonds	—	8,017,812	—	8,017,812

Preferred Stock
United States	1,561,061	—	—	1,561,061

Total Investments in Securities	$ 463,749,702	$ 57,407,746	$ —	$ 521,157,448

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$ 912,431	$ —	$ —	$ 912,431
Written Options	(303,420)	—	—	(303,420)
Futures Contracts*
Unrealized Appreciation	—	209,446	—	209,446

Total Other Financial Instruments	$ 609,011	$ 209,446	$ —	$ 818,457

* Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JULY 31, 2020 (Unaudited)

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III		CHIRON SMID OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET
ASSETS OF $8,026,371)
COMMON STOCK — 99.2%
	Shares	Fair Value
AUSTRALIA — 5.2%
Aristocrat Leisure	6,231	$116,546
Northern Star Resources	13,500	149,113
PointsBet Holdings Pty*	34,500	147,398

		413,057

AUSTRIA — 2.3%
BAWAG Group*	4,950	180,524

CAMBODIA —1.8%
NagaCorp	138,000	147,253

CANADA — 1.6%
Kinross Gold*	13,600	127,432

CHINA — 3.6%
CSPC Pharmaceutical Group	136,800	287,004

FRANCE — 1.6%
Faurecia	3,400	131,726

GERMANY — 8.7%
Covestro	7,400	286,436
KION Group	3,300	253,448
Siltronic	1,750	156,668

		696,552

INDONESIA — 1.7%
Bank Tabungan Negara Persero	1,585,300	137,356

IRELAND —1.4%
ICON*	600	111,276

JAPAN — 16.4%
Aisin Seiki	4,400	125,530
Anritsu	7,200	170,860
Kakaku.com	6,100	146,543
Kanamoto	9,100	182,851
Sankyu	3,600	123,962
Seino Holdings	16,400	201,563
Shizuoka Bank	24,400	157,665
TS Tech	8,300	209,117

		1,318,091

PORTUGAL — 3.0%
NOS SGPS	54,900	242,382

RUSSIA — 1.3%
PhosAgro PJSC GDR	8,979	106,132

SOUTH KOREA — 3.5%
Lotte Chemical	1,290	182,445
NCSoft	150	102,107

		284,552

SPAIN — 1.1%
Mediaset Espana Comunicacion*	26,000	85,142

UNITED KINGDOM — 3.3%
Dialog Semiconductor*	3,000	137,114

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED KINGDOM — (continued)
Rightmove	17,120	$123,973

		261,087

UNITED STATES — 42.7%
Akamai Technologies*	2,450	275,478
Alaska Air Group	3,600	123,984
Allison Transmission Holdings	2,456	91,756
Arista Networks*	500	129,885
Churchill Downs	1,400	193,928
Cirrus Logic*	1,900	130,207
Corteva	10,400	297,024
Dick’s Sporting Goods	2,900	132,298
Exelixis*	2,500	57,725
HollyFrontier	7,437	204,517
Huntington Ingalls Industries	933	162,072
Lazard, Cl A(1)	6,003	176,008
Parsley Energy, Cl A	14,522	159,452
Pinterest, Cl A*	10,000	342,900
Post Holdings*	1,078	95,662
Schneider National, Cl B	11,500	288,995
STERIS	650	103,759
Take-Two Interactive Software*	550	90,211
Timken	2,300	105,018
Universal Display	500	87,225
Voya Financial	3,671	181,347

		3,429,451

TOTAL COMMON STOCK
(Cost $8,131,347)		$7,959,017

TOTAL INVESTMENTS — 99.2%
(Cost $8,131,347)		$7,959,017

* Non-income producing security.
(1) Security considered Master Limited Partnership. At July 31, 2020, these securities amounted to $176,008 or 2.2% of net assets.

Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CHI-QH-001-1000